RELATED PARTY TRANSACTIONS AND BALANCES (Details)	12 Months Ended																																													1 Months Ended	12 Months Ended				12 Months Ended												12 Months Ended									1 Months Ended	12 Months Ended											12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2011 Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2010 Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2012 Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2011 Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2010 Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2012 Prepayment Received [Member] USD ($)	Dec. 31, 2011 Prepayment Received [Member] USD ($)	Dec. 31, 2010 Prepayment Received [Member] USD ($)	Dec. 31, 2012 Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2011 Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2010 Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2012 Processing Fees [Member] USD ($)	Dec. 31, 2011 Processing Fees [Member] USD ($)	Dec. 31, 2010 Processing Fees [Member] USD ($)	Dec. 31, 2012 Rental Expenses [Member] USD ($)	Dec. 31, 2011 Rental Expenses [Member] USD ($)	Dec. 31, 2010 Rental Expenses [Member] USD ($)	Dec. 31, 2012 Service Expenses [Member] USD ($)	Dec. 31, 2011 Service Expenses [Member] USD ($)	Dec. 31, 2010 Service Expenses [Member] USD ($)	Dec. 31, 2012 Cash Proceeds from Transactions [Member] USD ($)	Dec. 31, 2011 Cash Proceeds from Transactions [Member] USD ($)	Dec. 31, 2010 Cash Proceeds from Transactions [Member] USD ($)	Dec. 31, 2012 Cash Payments for Transactions [Member] USD ($)	Dec. 31, 2011 Cash Payments for Transactions [Member] USD ($)	Dec. 31, 2010 Cash Payments for Transactions [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] USD ($)	Dec. 31, 2010 Daqo Group [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2010 Daqo Group [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2010 Daqo Group [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2010 Daqo Group [Member] Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2010 Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Sep. 30, 2010 Daqo Group [Member] Capital Conversion [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] USD ($)	Dec. 31, 2011 Zhengjiang Daqo Solar Co. Ltd [Member] USD ($)	Dec. 31, 2010 Zhengjiang Daqo Solar Co. Ltd [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Daqo Group [Member]	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Wafer [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Polysilicon [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2011 Zhengjiang Daqo Solar Co. Ltd [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2010 Zhengjiang Daqo Solar Co. Ltd [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Processing Fees [Member] USD ($)	Dec. 31, 2011 Zhengjiang Daqo Solar Co. Ltd [Member] Processing Fees [Member] USD ($)	Dec. 31, 2010 Zhengjiang Daqo Solar Co. Ltd [Member] Processing Fees [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] USD ($)	Dec. 31, 2010 Daqo Solar Co Ltd [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Daqo Group [Member]	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2010 Daqo Solar Co Ltd [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2010 Daqo Solar Co Ltd [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Loan Extended [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Loan Extended [Member] USD ($)	Dec. 31, 2010 Daqo Solar Co Ltd [Member] Loan Extended [Member] USD ($)	Jul. 31, 2010 Daqo Solar Co Ltd [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2010 Daqo Solar Co Ltd [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2010 Daqo Solar Co Ltd [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] USD ($)	Dec. 31, 2011 Nanjing Daqo [Member] USD ($)	Dec. 31, 2010 Nanjing Daqo [Member] USD ($)	Sep. 28, 2012 Nanjing Daqo [Member]	Dec. 31, 2012 Nanjing Daqo [Member] Daqo Group [Member]	Dec. 31, 2012 Nanjing Daqo [Member] Loan Extended [Member] USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] Loan Extended [Member] CNY	Dec. 31, 2011 Nanjing Daqo [Member] Loan Extended [Member] USD ($)	Dec. 31, 2010 Nanjing Daqo [Member] Loan Extended [Member] USD ($)	Dec. 31, 2012 Daqo Xinjiang Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2011 Daqo Xinjiang Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Daqo Xinjiang Investment Co., Ltd. [Member] Daqo Group [Member]	Dec. 31, 2012 Daqo Xinjiang Investment Co., Ltd. [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2011 Daqo Xinjiang Investment Co., Ltd. [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2010 Daqo Xinjiang Investment Co., Ltd. [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] USD ($)	Dec. 31, 2010 Other Subsidiaries of Daqo Group [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2010 Other Subsidiaries of Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2010 Other Subsidiaries of Daqo Group [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] Rental Expenses [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] Rental Expenses [Member] USD ($)	Dec. 31, 2010 Other Subsidiaries of Daqo Group [Member] Rental Expenses [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] Service Expenses [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] Service Expenses [Member] USD ($)	Dec. 31, 2010 Other Subsidiaries of Daqo Group [Member] Service Expenses [Member] USD ($)	Dec. 31, 2012 Daqo New Material [Member] Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held																																																		100.00%												100.00%																				100.00%	100.00%							100.00%																			100.00%
Sales	$ 2,799,427	$ 7,387,590																														$ 1,971															$ 2,799,428	$ 6,958,317			$ 2,179,723	$ 619,705																											$ 80,126																$ 427,302
Purchases							8,052,089	38,376,931	13,931,985				5,282	3,614,689																													7,849,533	15,787,658										3,314,115																		32,800,000		20,562,272	12,942,750																						202,556	2,027,001	989,235	5,282	300,574
Other transactions				9,888,742						15,852,593							1,209,769								1,584,820	75,294,720			85,193,178						3,095,120					9,888,742						79,884,026											1,209,769							72,199,600			72,199,600			9,898,458						13,497,973								1,584,820	10,000,000						2,354,620
Interest rate on loan																																																																																				6.00%	6.00%
Prepayment for purchase of fixed assets			903,616							1,330,044																					1,330,044
Interest charged	40,611	1,552,126																																																										1,552,126																			40,611
Expense																				612,856	32,136		71,426																																																																																	612,856	32,136		71,426
Related party balances:
Amount due from related party	6,562,487	9,887,310																													6,440,129	2,294,988															10,744	7,462,697																																														129,625	129,625
Change in amount due from related parties	(8,418,601)	7,390,878
Amount due to related party	$ 23,708,363	$ 3,159,356																													$ 5,359,008																												$ 13,497,972	$ 1,552,126																			$ 1,645,923									$ 2,354,620						$ 850,840	$ 1,607,230